Share-based Payment Arrangements - Summary of Fair Value using Trinomial Tree Model and Inputs (Detail)	12 Months Ended
	Dec. 31, 2022 yr $ / shares	Dec. 31, 2022 yr ¥ / shares	Dec. 31, 2021 yr ¥ / shares	Dec. 31, 2020 yr ¥ / shares
Trinomial Tree Model [member] | USISH two thousand and twenty share options plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | ¥ / shares		¥ 21.55
Exercise price | ¥ / shares		¥ 21.65
Trinomial Tree Model [member] | USISH employee stock ownership restricted stock ownership plan amendment 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | $ / shares	$ 30.2
Exercise price | $ / shares	30
Trinomial Tree Model [member] | AMPI Two Thousand And Twenty Two Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | $ / shares	7.5
Exercise price | $ / shares	$ 7.5
Binomial Method [Member] | USISH employee stock ownership restricted stock ownership plan amendment 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | ¥ / shares				¥ 24.3
Expected volatility				56.97%
Lock-up periods				1.3
Risk free interest rate				2.63%
Binomial Method [Member] | USISH employee stock ownership restricted stock ownership plan amendment 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | ¥ / shares			¥ 14.65
Expected volatility			47.15%
Lock-up periods			1.3
Risk free interest rate			2.34%
Bottom of range [member] | Trinomial Tree Model [member] | USISH two thousand and twenty share options plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	48.14%	48.14%
Expected lives	2.2	2.2
Risk free interest rate	2.80%	2.80%
Bottom of range [member] | Trinomial Tree Model [member] | USISH employee stock ownership restricted stock ownership plan amendment 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	65.85%	65.85%
Expected lives	5.8	5.8
Risk free interest rate	1.11%	1.11%
Bottom of range [member] | Trinomial Tree Model [member] | AMPI Two Thousand And Twenty Two Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	65.35%	65.35%
Expected lives	6	6
Risk free interest rate	1.15%	1.15%
Top of range [member] | Trinomial Tree Model [member] | USISH two thousand and twenty share options plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	53.57%	53.57%
Expected lives	4.2	4.2
Risk free interest rate	2.99%	2.99%
Top of range [member] | Trinomial Tree Model [member] | USISH employee stock ownership restricted stock ownership plan amendment 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	67.29%	67.29%
Expected lives	6.8	6.8
Risk free interest rate	1.15%	1.15%
Top of range [member] | Trinomial Tree Model [member] | AMPI Two Thousand And Twenty Two Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	67.78%	67.78%
Expected lives	7	7
Risk free interest rate	1.19%	1.19%